Loans and other financial assets at amortized cost - Changes in allowances for credit losses on loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (511,699)	₩ (484,132)	₩ (527,607)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(130,977)	(64,934)	(88,679)
Transfer to lifetime expected credit losses	30,804	37,737	28,268
Transfer to credit-impaired financial assets	4,670	7,783	110,558
Net reversal(provision) of allowance for credit losses	58,000	24,995	9,479
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		(45,030)	(9)
Others	(18,898)	11,882	(16,142)
Ending balance	(568,100)	(511,699)	(484,132)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(696,851)	(447,213)	(476,118)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	96,219	59,872	78,776
Transfer to lifetime expected credit losses	(55,323)	(68,726)	(42,122)
Transfer to credit-impaired financial assets	29,584	16,399	122,280
Net reversal(provision) of allowance for credit losses	(169,108)	(235,164)	(127,782)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	13	1
Interest income from impaired loans	0	0	0
Business combination		(33,293)	(2,008)
Others	5,646	11,261	(240)
Ending balance	(789,833)	(696,851)	(447,213)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(699,974)	(643,675)	(774,351)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	34,758	5,062	9,903
Transfer to lifetime expected credit losses	24,519	30,989	13,854
Transfer to credit-impaired financial assets	(34,254)	(24,182)	(232,838)
Net reversal(provision) of allowance for credit losses	(444,083)	(577,060)	(261,939)
Recovery	(195,786)	(203,482)	(188,638)
Charge-off	627,871	671,237	721,339
Disposal	104,544	76,399	44,858
Interest income from impaired loans	26,415	25,735	27,534
Business combination		(96,404)	(3,150)
Others	27,213	35,407	(247)
Ending balance	(528,777)	(699,974)	(643,675)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(121,527)	(85,148)	(114,509)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(23,328)	(20,839)	(14,430)
Transfer to lifetime expected credit losses	9,201	9,137	14,022
Transfer to credit-impaired financial assets	2,752	3,549	8,603
Net reversal(provision) of allowance for credit losses	(4,456)	5,142	21,802
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		(31,327)	0
Others	838	(2,041)	(636)
Ending balance	(136,520)	(121,527)	(85,148)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(84,463)	(77,962)	(48,368)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	19,736	20,050	13,661
Transfer to lifetime expected credit losses	(11,466)	(10,800)	(15,332)
Transfer to credit-impaired financial assets	9,918	4,913	10,312
Net reversal(provision) of allowance for credit losses	(32,764)	(10,042)	(38,203)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		(15,129)	0
Others	1,435	4,507	(32)
Ending balance	(97,604)	(84,463)	(77,962)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(205,693)	(125,588)	(129,906)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	3,592	789	769
Transfer to lifetime expected credit losses	2,265	1,663	1,310
Transfer to credit-impaired financial assets	(12,670)	(8,462)	(18,915)
Net reversal(provision) of allowance for credit losses	(130,424)	(125,923)	(146,204)
Recovery	(75,058)	(71,277)	(61,914)
Charge-off	174,012	181,713	217,382
Disposal	14,890	5,640	2,763
Interest income from impaired loans	13,743	10,790	9,647
Business combination		(72,040)	0
Others	8,726	(2,998)	(520)
Ending balance	(206,617)	(205,693)	(125,588)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(327,460)	(324,258)	(348,311)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(80,803)	(29,117)	(58,537)
Transfer to lifetime expected credit losses	14,106	19,259	8,215
Transfer to credit-impaired financial assets	1,562	3,607	3,308
Net reversal(provision) of allowance for credit losses	49,562	2,831	86,565
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		(13,703)	(9)
Others	(19,733)	13,921	(15,489)
Ending balance	(362,766)	(327,460)	(324,258)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(521,907)	(297,718)	(349,619)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	49,902	25,067	49,884
Transfer to lifetime expected credit losses	(35,706)	(48,184)	(20,473)
Transfer to credit-impaired financial assets	18,741	10,349	17,852
Net reversal(provision) of allowance for credit losses	(91,981)	(200,024)	6,855
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	13	1
Interest income from impaired loans	0	0	0
Business combination		(18,164)	(2,008)
Others	4,211	6,754	(210)
Ending balance	(576,740)	(521,907)	(297,718)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(388,744)	(390,045)	(527,673)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	30,901	4,050	8,653
Transfer to lifetime expected credit losses	21,600	28,925	12,258
Transfer to credit-impaired financial assets	(20,303)	(13,956)	(21,160)
Net reversal(provision) of allowance for credit losses	(168,323)	(271,265)	(75,392)
Recovery	(55,108)	(66,179)	(66,359)
Charge-off	233,507	243,634	222,537
Disposal	64,078	47,106	42,095
Interest income from impaired loans	12,672	14,945	17,887
Business combination		(24,364)	(3,150)
Others	18,487	38,405	259
Ending balance	(251,233)	(388,744)	(390,045)
Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(62,712)	(74,726)	(64,787)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(26,846)	(14,978)	(15,712)
Transfer to lifetime expected credit losses	7,497	9,341	6,031
Transfer to credit-impaired financial assets	356	627	98,647
Net reversal(provision) of allowance for credit losses	12,894	17,022	(98,888)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		0	0
Others	(3)	2	(17)
Ending balance	(68,814)	(62,712)	(74,726)
Credit card accounts | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(90,481)	(71,533)	(78,131)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	26,581	14,755	15,231
Transfer to lifetime expected credit losses	(8,151)	(9,742)	(6,317)
Transfer to credit-impaired financial assets	925	1,137	94,116
Net reversal(provision) of allowance for credit losses	(44,363)	(25,098)	(96,434)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Business combination		0	0
Others	0	0	2
Ending balance	(115,489)	(90,481)	(71,533)
Credit card accounts | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(105,537)	(128,042)	(116,772)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	265	223	481
Transfer to lifetime expected credit losses	654	401	286
Transfer to credit-impaired financial assets	(1,281)	(1,764)	(192,763)
Net reversal(provision) of allowance for credit losses	(145,336)	(179,872)	(40,343)
Recovery	(65,620)	(66,026)	(60,365)
Charge-off	220,352	245,890	281,420
Disposal	25,576	23,653	0
Interest income from impaired loans	0	0	0
Business combination		0	0
Others	0	0	14
Ending balance	₩ (70,927)	₩ (105,537)	₩ (128,042)